Offerings - Offering: 1	Nov. 06, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common shares of beneficial interest, par value $0.10 per share
Amount Registered | shares	120,011
Maximum Aggregate Offering Price	$ 39,657,034.90
Fee Rate	0.0087%
Amount of Registration Fee	$ 3,450.16
Offering Note	The securities registered hereby consist of a maximum of 120,011 common shares of beneficial interest of Public Storage (the "Company") to be sold by the selling securityholders. In accordance with Rules 456(b) and 457(r) of the Securities Act of 1933, as amended ("Securities Act"), the Company initially deferred payment of all of the registration fees for Registration Statement No. 333-283556 (the "Registration Statement"). Pursuant to Rule 416 under the Securities Act, the Registration Statement also covers such additional shares as may hereafter be offered or issued by the Company with respect to the shares registered hereby resulting from stock splits, stock dividends, recapitalizations or similar capital adjustments. Estimated solely for the purpose of computing the registration fee pursuant to Rule 457(c) under the Securities Act based on the average of the high and low sales prices of the Company's common shares as reported on the New York Stock Exchange on November 2, 2026.